Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed information about cash and cash equivalents [line items]
Percentage of deposit with agreed maturity	1.00%
Description of cash flow based on valuation of assets	This deposit is renewed every 42-49 days, based on an updated valuation of total assets. The interest paid on this minimum reserve deposit is equal to the ECB deposit facility rate amounting to -50bp.
Interest received on deposit		50.00%
Minimum balance on deposit with Dutch Central Bank	€ 74	€ 84	€ 79
Effects of changes in exchange rate	67	(121)	33
Net cash flows from (used in) operating activities	(1,796)	(2,854)	7,302
Increase (decrease) in net cash flows from investing activities	85	(53)
Net cash flows from (used in) investing activities	(54)	(139)	(86)
Increase (decrease) in net cash flows from financing activities	1,078	2,952
Net cash flows from (used in) financing activities	300	(778)	€ (3,730)
Increase (decrease) in net cash flows from operating activities	€ 1,058	(10,156)
Disposals [member]
Detailed information about cash and cash equivalents [line items]
Consideration paid for acquisitions and investments in associates and joint ventures		(305)
Consideration received		€ 154